Description of Organization and Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($)	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' equity
Accumulated deficit	$ (9,317,701)		$ (9,216,019)	$ (4,150,511)
Angel Studios Inc. Cik0001671941
ASSETS
Digital assets			12,457,387
Stockholders' equity
Accumulated deficit	$ (121,325,641)		(99,870,749)	$ (10,073,191)
Adjustments from Adoption of the New Crypto Standard | Angel Studios Inc. Cik0001671941
ASSETS
Digital assets		$ 15,962,018
Stockholders' equity
Accumulated deficit		15,962,018
Cumulative effect adjustments | Angel Studios Inc. Cik0001671941
ASSETS
Digital assets		28,419,405
Stockholders' equity
Accumulated deficit		$ (83,908,731)
Cumulative effect adjustments | Angel Studios Inc. Cik0001671941 | Accounting standards update 2023-08
Stockholders' equity
Accumulated deficit			$ 16,000,000